Note 4 - Investment Securities (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Proceeds from Sale of Available-for-sale Securities, Total	$ 11,267,642	$ 0	$ 25,209,851
Available-for-sale Securities, Gross Realized Gains	115,909	0	391,976
Available-for-sale Securities, Gross Realized Losses	0	0	$ 6,753
Security Owned and Pledged as Collateral, Fair Value, Total	$ 178,978,383	$ 175,484,021
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Total	145
Depreciated Debt Securities With Unrealized Losses	3.44%
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities, Total	$ 0
Number of Asset Backed Securities Owned	1
Number of Issuances of Trust Preferred Securities	1